Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities		€ 126	€ 213
Commercial mortgage-backed securities	[1]	6	13
Mortgage and other asset-backed securities	[1]	26	46
Corporate, sovereign and other debt securities	[1]	94
Equity securities	[1]	95	116
Derivatives [Abstract]
Credit	[1]	155	238
Equity	[1]	164	209
Interest related	[1]	340	429
Foreign exchange	[1]	65	32
Other	[1]	106	143
Loans [Abstract]
Loans	[1]	504	377
Loan commitments	[1]	0	0
Other	[1]	0	0
Total	[1]	1,556	1,758
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities		90	137
Commercial mortgage-backed securities	[1]	6	12
Mortgage and other asset-backed securities	[1]	28	40
Corporate, sovereign and other debt securities	[1]	56
Equity securities	[1]	67	68
Derivatives [Abstract]
Credit	[1]	125	158
Equity	[1]	138	150
Interest related	[1]	173	187
Foreign exchange	[1]	12	21
Other	[1]	73	92
Loans [Abstract]
Loans	[1]	320	227
Loan commitments	[1]	0	0
Other	[1]	0	0
Total	[1]	€ 999	€ 1,040

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.